Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Specification of income tax [Abstract]
Income tax payable		$ 607	$ 532	$ 592
Tax expenses related to previous year		(22)	47	(4)
Change in deferred tax		22	70	(1)
Total income tax expense		608	649	587
Specification of temporary differences and deferred tax [Abstract]
Property, plant and equipment		360	294	468
Pensions		(530)	(900)	(695)
Total basis for deferred tax		(170)	(606)	(227)
Deferred tax liability/(asset), net	[1]	(84)	(176)	(113)
Deferred tax (asset), gross	[2]	(127)	(212)	(168)
Deferred tax liability, gross	[2]	43	36	55
Reconciliation of income tax expense [Abstract]
Profit/(loss) before income tax		182,069	162,046	62,567
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		608	649	587
Total income tax expense		$ 608	$ 649	$ 587
Expected income tax rate		0.00%	0.00%	0.00%

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	Deferred tax liabilities related to one of the indirect subsidiaries in Singapore and one of the direct subsidiaries in Singapore, and cannot be off-set with the deferred tax asset related to the subsidiary in Norway.